Parent Company Only Condensed Financial Information - Statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
Sales and marketing expenses	¥ (903,345)	$ (141,755)	¥ (589,192)	¥ (740,033)
General and administrative	(911,150)	(142,979)	(298,775)	(377,451)
Loss from operations	(3,861,272)	(605,919)	(1,643,922)	(2,899,220)
Change in fair value of option and embedded conversion feature	79,386	12,457	5,216
Other income/(expense), net	1,263	198	23,431	(2,574)
Loss before income tax expenses	(3,849,803)	(604,120)	(1,649,174)	(2,909,443)
Income tax expenses	(35)	(5)
Net loss	(3,849,838)	(604,125)	(1,649,174)	(2,909,443)
Accretion of convertible redeemable preferred shares to redemption value	(313,700)	(49,200)	(508,321)	(378,731)
Net loss attributable to ordinary shareholders of Missfresh Limited	(4,167,702)	(654,004)	(2,164,245)	(3,474,312)
Parent Company
Operating expenses
Sales and marketing expenses	(1,506)	(236)
General and administrative	(14,799)	(2,322)	(3,642)	(4,448)
Loss from operations	(16,305)	(2,558)	(3,642)	(4,448)
Share of loss of subsidiaries and consolidated VIEs	(4,191,291)	(657,705)	(1,647,290)	(3,093,747)
Interest income/(expense), net and Changes in fair value of short-term investments	(9,214)	(1,446)	(11,276)	2,859
Change in fair value of option and embedded conversion feature			5,216
Other income/(expense), net	(7,862)	(1,234)	1,068	(245)
Loss before income tax expenses	(4,224,672)	(662,943)	(1,655,924)	(3,095,581)
Net loss	(4,224,672)	(662,943)	(1,655,924)	(3,095,581)
Accretion of convertible redeemable preferred shares to redemption value	79,386	12,457	(508,321)	(378,731)
Net loss attributable to ordinary shareholders of Missfresh Limited	¥ (4,145,286)	$ (650,486)	¥ (2,164,245)	¥ (3,474,312)